Summary of Significant Accounting Policies - Summary of Significant Customers and Vendors (Details) (Sounds Concept, Inc.) - Sound Concepts, Inc. [Member]	11 Months Ended		12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Customers [Member]
Revenue	12% and 11% of revenue, or 23% of revenue in the aggregate	17%, 16% and 11% of revenue, or 44% of revenue in the aggregate	17%, 17% and 11% of revenue, or 45% of revenue in the aggregate	38% and 12% of revenue, or 50% of revenue in the aggregate
Accounts receivable	13% and 15% of accounts receivable, or 28% of accounts receivable in the aggregate	13% and 11% of accounts receivable, or 24% of accounts receivable in the aggregate	24%, 13% and 13% of accounts receivable, or 50% of accounts receivable in the aggregate	38% and 10% of accounts receivable, or 48% of accounts receivable in the aggregate
Vendors [Member]
Purchase	11% of purchase from one vendor	None over 10%	None over 10%	15% of purchase from one vendor
Accounts payable	13% and 12% of accounts payable, or 25% of accounts payable in the aggregate	12% and 11% of of accounts payable, or 23% of accounts payable in the aggregate	14% of accounts payable to one vendor	21%, 16% and 11% of accounts payable, or 48% of accounts payable in the aggregate